Derivative Financial Instruments (Summary Amounts Included In Consolidated Statement Of Income Related To Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swaps And Floors [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income related to derivative instruments not designated in hedge relationships	$ 42	$ (59)
Mortgage Banking Derivatives [Member] | Mortgage Banking Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income related to derivative instruments not designated in hedge relationships	(1,301)	286
Covered Call Options [Member] | Fees From Covered Call Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income related to derivative instruments not designated in hedge relationships	$ 13,570	$ 2,235